UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DSC Advisors, L.P.
Address: 900 North Michigan Avenue
         Suite 1900
         Chicago, Illinois  60611

13F File Number:  028-11157

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew Bluhm
Title:     Manager of the General Partner
Phone:     312.915.2485

Signature, Place, and Date of Signing:

 /s/ Andrew Bluhm     Chicago, Illinois/USA     February 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    26

Form 13F Information Table Value Total:    $111,739 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE INC                      COM              037833100     1083    70000 SH  CALL SOLE                                      70000
BAXTER INTL INC                COM              071813109     3711    75000 SH       SOLE                    75000
BAXTER INTL INC                COM              071813109      301   200000 SH  CALL SOLE                                     200000
BROOKDALE SR LIVING INC        COM              112463104    10184   585600 SH       SOLE                   585600
CAPITALSOURCE INC              COM              14055X102    17434  2602136 SH       SOLE                  2602136
CITIGROUP INC                  COM NEW          172967424       10  1000000 SH  CALL SOLE                                    1000000
CUMMINS INC                    COM              231021106       69    38500 SH  CALL SOLE                                      38500
CVS CAREMARK CORPORATION       COM              126650100    13050   320000 SH       SOLE                   320000
DARLING INTL INC               COM              237266101     2658   200000 SH       SOLE                   200000
FAMILY DLR STORES INC          COM              307000109     2883    50000 SH       SOLE                    50000
GOLDMAN SACHS GROUP INC        COM              38141G104      259    75000 SH  CALL SOLE                                      75000
GOOGLE INC                     CL A             38259P508     1033    25000 SH  CALL SOLE                                      25000
GOOGLE INC                     CL A             38259P508     6459    10000 SH       SOLE                    10000
HARRIS CORP DEL                COM              413875105     8365   232100 SH       SOLE                   232100
ISHARES TR                     RUSSELL 2000     464287655      665   500000 SH  CALL SOLE                                     500000
ISHARES TR                     RUSSELL 2000     464287655     2917  2600000 SH  PUT  SOLE                                    2600000
MCKESSON CORP                  COM              58155Q103     7401    95000 SH       SOLE                    95000
MICROSOFT CORP                 COM              594918104     1947    75000 SH       SOLE                    75000
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104     1120  1000000 SH  PUT  SOLE                                    1000000
PROSHARES TR II                VIX MDTRM FUTR   74347W684     1450  1000000 SH  CALL SOLE                                    1000000
PROSHARES TR II                VIX MDTRM FUTR   74347W684      156   200000 SH  PUT  SOLE                                     200000
SPDR GOLD TRUST                GOLD SHS         78463V107        7    30000 SH  CALL SOLE                                      30000
UNION PAC CORP                 COM              907818108    18010   170000 SH       SOLE                   170000
UNION PAC CORP                 COM              907818108      923    50000 SH  CALL SOLE                                      50000
VIVUS INC                      COM              928551100       38    50000 SH  PUT  SOLE                                      50000
WELLPOINT INC                  COM              94973V107     9606   145000 SH       SOLE                   145000